Schedule of Investments (unaudited) October 31, 2023	BlackRock AAA CLO ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

AGL CLO 5 Ltd. Series 2020 5A, Class A1R, 6.84%, 07/20/34 (Call 01/20/24), (3 mo. LIBOR US + 1.160%)(a)(b)	$1,000	$993,406
AIMCO CLO 11 Ltd. 6.79%, 10/17/34 (Call 01/17/24), (3-mo. LIBOR US + 1.130%)(a)(b)	2,800	2,777,342
Apidos CLO XXXIII Series 2020 33A, Class AR, 6.81%, 10/24/34 (Call 01/24/24)(a)(b)	1,000	990,867
Apidos CLO XXXVII 6.80%, 10/22/34 (Call 01/22/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,750	1,733,492
Benefit Street Partners CLO XVII Ltd. Series 2019 17A, Class AR, 6.74%, 07/15/32 (Call 01/15/24), (3 mo. LIBOR US + 1.080%)(a)(b)	1,100	1,090,414
Benefit Street Partners Clo XXII Ltd. 6.77%, 04/20/35 (Call 04/20/24), (3-mo. CME Term SOFR + 1.350%)(a)(b)	1,250	1,233,580
Carlyle U.S. CLO Ltd. Series 2021 5A, Class A1, 6.80%, 07/20/34 (Call 01/20/24),
(3 mo. LIBOR US + 1.120%)(a)(b)	1,000	988,151
CIFC Funding Ltd.
6.85%, 10/20/34 (Call 01/20/24), (3-mo. CME Term SOFR + 1.432%)(a)(b)	1,040	1,033,223
6.75%, 04/20/34(a)	1,000	990,934
Series 2021 6A, Class A, 6.80%, 10/15/34 (Call 01/15/24)(a)(b)	1,150	1,141,866
Clover CLO 2021-3 LLC Series 2021 3A, Class A, 6.80%, 01/25/35 (Call 01/25/24)(a)(b)	1,250	1,237,486
Eaton Vance CLO Ltd. 6.81%, 01/15/35 (Call 01/15/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	1,250	1,239,291
Elmwood CLO IV Ltd. Series 2020 3A, Class A, 6.90%, 04/15/33 (Call 01/15/24)(a)(b)	1,000	997,200
Elmwood CLO Ltd. 8.15%, 07/17/33(a)	1,250	1,252,797
Elmwood CLO X Ltd. Series 2021 3A, Class A, 6.72%, 10/20/34 (Call 01/20/24), (3 mo. LIBOR US + 1.040%)(a)(b)	1,500	1,493,094
Flatiron CLO 19 Ltd. 6.71%, 11/16/34 (Call 11/16/23), (3-mo. LIBOR US + 1.080%)(a)(b)	1,250	1,246,076
Flatiron CLO 21 Ltd. Series 2021 1A, Class A1, 6.77%, 07/19/34 (Call 01/19/24)(a)(b)	1,250	1,239,905
GoldentTree Loan Management U.S. CLO 1 Ltd. 6.81%, 10/20/34 (Call 01/20/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,250	1,236,731
Golub Capital Partners 48 LP 6.97%, 04/17/33 (Call 01/17/24), (3-mo. LIBOR US + 1.310%)(a)(b)	1,250	1,242,680
Golub Capital Partners CLO 41B-R Ltd. 7.00%, 01/20/34 (Call 01/20/24)(a)(b)	1,250	1,240,167
Invesco CLO Ltd. Series 2021 3A, Class A, 6.80%, 10/22/34 (Call 01/22/24), (3 mo. LIBOR US + 1.130%)(a)(b)	1,000	987,511
Madison Park Funding LIX Ltd. Series 2021 59A, Class A, 6.80%, 01/18/34 (Call 01/18/24), (3 mo. LIBOR US + 1.140%)(a)(b)	1,250	1,244,437
Madison Park Funding XXII Ltd. 6.92%, 01/15/33 (Call 01/15/24), (3-mo. LIBOR US + 1.260%)(a)(b)	1,250	1,245,291
Madison Park Funding XXXIV Ltd. 7.79%, 04/25/32(a)	1,000	992,610
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019 33A, Class AR, 6.74%, 10/16/33 (Call 01/16/24), (3 mo. LIBOR US + 1.080%)(a)(b)	1,250	1,241,019
Neuberger Berman Loan Advisers CLO 34 Ltd. 6.66%, 01/20/35 (Call 01/20/24), (3-mo. CME Term SOFR + 1.240%)(a)(b)	1,000	992,213
OCP CLO Ltd. 6.77%, 07/20/32 (Call 01/20/24), (3-mo. CME Term SOFR + 1.352%)(a)(b)	1,500	1,486,218
Octagon Investment Partners 49 Ltd. 6.88%, 01/15/33 (Call 01/15/24), (3-mo. LIBOR US + 1.220%)(a)(b)	1,000	996,243

Security	Par (000)	Value
Octagon Investment Partners XV Ltd. 6.63%, 07/19/30 (Call 01/19/24), (3-mo. CME Term SOFR + 1.232%)(a)(b)	$873	$869,366
OHA Credit Funding 3 Ltd. Series 2019 3A, Class AR, 6.82%, 07/02/35 (Call 01/20/24)(a)(b)	1,000	993,123
OHA Credit Funding 6 Ltd. 6.82%, 07/20/34 (Call 01/20/24), (3 mo. LIBOR US + 1.140%)(a)(b)	1,000	990,273
OHA Credit Partners XVI 6.81%, 10/18/34 (Call 01/18/24), (3-mo. LIBOR US + 1.150%)(a)(b)	1,250	1,236,969
Palmer Square CLO Ltd.
6.81%, 07/15/34 (Call 01/15/24), (3-mo. LIBOR US + 1.150%)(a)(b)	1,500	1,487,862
Series 2015 1A, Class A4, 6.77%, 05/21/34 (Call 11/21/23)(a)(b)	1,000	991,366
Series 2021 4A, Class A, 6.83%, 10/15/34 (Call 01/15/24), (3 mo. LIBOR US + 1.170%)(a)(b)	1,525	1,512,912
Peace Park CLO Ltd. Series 2021 1A, Class A, 6.81%, 10/20/34 (Call 01/20/24), (3 mo. LIBOR US + 1.130%)(a)(b)	1,149	1,137,073
Pikes Peak CLO 66.81%, 05/18/34 (Call 11/18/23)(a)(b)	1,500	1,484,438
RRX 4 Ltd. Series 2021 4A, Class A1, 6.86%, 07/15/34 (Call 01/15/24)(a)(b)	1,250	1,242,277
RRX 7 Ltd. 6.75%, 07/15/35 (Call 04/15/24), (3-mo. CME Term SOFR + 1.360%)(a)(b)	1,000	993,780
Sixth Street CLO XX Ltd. Series 2021 20A, Class A1, 6.84%, 10/20/34 (Call 01/20/24), (3 mo. LIBOR US + 1.160%)(a)(b)	1,250	1,233,883
Symphony CLO XXIV Ltd. Series 2020 24A, Class A, 6.87%, 01/23/32 (Call 01/23/24)(a)(b)	1,000	997,052
Symphony CLO XXVIII Ltd. 6.81%, 10/23/34 (Call 01/23/24), (3-mo. CME Term SOFR + 1.402%)(a)(b)	1,500	1,484,964
TICP CLO XV Ltd. 7.38%, 04/20/33(a)	1,000	987,715
Whitebox Clo I Ltd. 6.79%, 07/24/32 (Call 01/24/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	1,250	1,241,700
Whitebox CLO III Ltd. 6.88%, 10/15/34 (Call 01/15/24), (3-mo. CME Term SOFR + 1.482%)(a)(b)	1,250	1,232,835

Total Long-Term Investments — 97.4% (Cost: $54,504,331)		54,701,832

	Shares

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	1,810,000	1,810,000

Total Short-Term Securities — 3.2% (Cost: $1,810,000)		1,810,000

Total Investments — 100.6% (Cost: $56,314,331)		56,511,832

Liabilities in Excess of Other Assets — (0.6)%		(317,680)

Net Assets — 100.0%		$56,194,152

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock AAA CLO ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,780,000	$30,000	(a)	$—	$—	$—	$1,810,000	1,810,000	$19,766	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$54,701,832	$—	$54,701,832
Short-Term Securities
Money Market Funds	1,810,000	—	—	1,810,000

	$1,810,000	$54,701,832	$—	$56,511,832

Portfolio Abbreviation

CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

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